Annual Total Returns- SP MidCap 400 Pure Value Fund (Class H) [BarChart] - Class H - SP MidCap 400 Pure Value Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.50%)	15.79%	35.26%	6.69%	(12.17%)	28.31%	13.12%	(19.11%)	21.76%	6.54%